Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000247858
Shareholder Report [Line Items]
Fund Name	KraneShares 90% KWEB Defined Outcome January 2027 ETF
Class Name	KraneShares 90% KWEB Defined Outcome January 2027 ETF
Trading Symbol	KBUF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares 90% KWEB Defined Outcome January 2027 ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kbuf/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kbuf/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 90% KWEB Defined Outcome January 2027 ETF	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 4,320,563
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 4,860
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,320,563	3	$4,860	0%

Holdings [Text Block]

(KWEB) Industry WeightingsFootnote Reference*

Value	Value
Insurance	0.9%
Media	1.1%
Consumer Finance	1.7%
Diversified Consumer Services	2.4%
Ground Transportation	3.4%
Real Estate Management & Development	3.5%
Hotels, Restaurants & Leisure	4.7%
Internet & Catalog Retail	5.8%
Consumer Staples Distribution & Retail	7.1%
Entertainment	11.6%
Broadline Retail	27.1%
Interactive Media & Services	30.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets of KWEB (KraneShares CSI China Internet ETF), an investment in which the Fund holds shares. These securities are not direct holdings of the Fund itself.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
KraneShares CSI China Internet ETFFootnote Reference**	111.7%
Purchased Option - KWEB US, $27.49, 01/15/27Footnote Reference(1)	2.6%
Written Option - KWEB US, $42.76, 01/15/27Footnote Reference(1)	-15.2%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(1)	At market value.

Updated Prospectus Web Address	https://kraneshares.com/kbuf/
C000247859
Shareholder Report [Line Items]
Fund Name	KraneShares 100% KWEB Defined Outcome January 2027 ETF
Class Name	KraneShares 100% KWEB Defined Outcome January 2027 ETF
Trading Symbol	KPRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the KraneShares 100% KWEB Defined Outcome January 2027 ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kpro/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kpro/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 100% KWEB Defined Outcome January 2027 ETF	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 3,106,768
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 3,592
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,106,768	3	$3,592	0%

Holdings [Text Block]

(KWEB) Industry WeightingsFootnote Reference*

Value	Value
Insurance	0.9%
Media	1.1%
Consumer Finance	1.7%
Diversified Consumer Services	2.4%
Ground Transportation	3.4%
Real Estate Management & Development	3.5%
Hotels, Restaurants & Leisure	4.7%
Internet & Catalog Retail	5.8%
Consumer Staples Distribution & Retail	7.1%
Entertainment	11.6%
Broadline Retail	27.1%
Interactive Media & Services	30.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets of KWEB (KraneShares CSI China Internet ETF), an investment in which the Fund holds shares. These securities are not direct holdings of the Fund itself.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
KraneShares CSI China Internet ETFFootnote Reference**	120.1%
Purchased Option - KWEB US, $30.54, 01/15/27Footnote Reference(1)	4.4%
Written Option - KWEB US, $36.65, 01/15/27Footnote Reference(1)	-24.5%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(1)	At market value.

Updated Prospectus Web Address	https://kraneshares.com/kpro/